Annual Operating Expenses {- Fidelity Freedom® 2020 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-16 - Fidelity Freedom® 2020 Fund - Fidelity Freedom 2020 Fund - Retail Class	May 28, 2022
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.58%	[1]

[1]	(a)Adjusted to reflect current fees.